Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

March 5, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund do not differ from that contained in Post-Effective Amendment No. 1077 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on February 27, 2020, with an effective date of March 1, 2020.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at 626-385-5777.

Sincerely,

/s/CARMEN M. CASTILLO-ANIDNO

Carmen M. Castillo-Andino

Investment Managers Series Trust